Unpaid Claims	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Unpaid Claims [Abstract]
Unpaid Claims
UNPAID CLAIMS
Claims liabilities - The changes in the provision for unpaid claims, net of amounts recoverable from reinsurers, for the three and six month periods ended June 30, 2013 and June 30, 2012 were as follows (all amounts in '000s):

	Three Month Periods Ended		Six Month Periods Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
Unpaid claims, beginning of period	$105,891	$83,902	$70,067	$91,643
Less: reinsurance recoverable	14,170	8,081	5,680	7,825
Net beginning unpaid claims reserves	91,721	75,821	64,387	83,818
Fair value of net loss reserves acquired from Gateway			29,857	—

Incurred related to:
Current year	10,957	5,367	21,199	11,165
Prior years	—	41	19	147
	10,957	5,408	21,218	11,312
Paid related to:
Current year	2,877	2,264	4,532	3,921
Prior years	9,060	9,768	20,189	22,012
	11,937	12,032	24,721	25,933

Net unpaid claims, end of period	90,741	69,197	90,741	69,197
Add: reinsurance recoverable	14,480	8,153	14,480	8,153
Unpaid claims, end of period	$105,221	$77,350	$105,221	$77,350

The process of establishing the estimated provision for unpaid claims is complex and imprecise as it relies on the judgment and opinions of a large number of individuals, on historical precedent and trends, on prevailing legal, economic, social and regulatory trends and on expectations as to future developments. The process of determining the provision necessarily involves risks that the actual results will deviate, perhaps substantially, from the best estimates made.

UNPAID CLAIMS
Claims liabilities - The changes in the provision for unpaid claims, net of amounts recoverable from reinsurers, for the years ended December 31, 2012 and December 31, 2011 were as follows (all amounts in '000s):

	2012	2011
Unpaid claims, beginning of period	$91,643	$132,579
Less: reinsurance recoverable	7,825	6,477
Net beginning unpaid claims reserves	83,818	126,102
Incurred related to:
Current year	26,329	27,303
Prior years	216	1,691
	26,545	28,994
Paid related to:
Current year	8,925	12,715
Prior years	37,051	58,563
	45,976	71,278

Net unpaid claims, end of period	64,387	83,818
Add: reinsurance recoverable	5,680	7,825
Unpaid claims, end of period	$70,067	$91,643

The process of establishing the estimated provision for unpaid claims is complex and imprecise as it relies on the judgment and opinions of a large number of individuals, on historical precedent and trends, on prevailing legal, economic, social and regulatory trends and on expectations as to future developments. The process of determining the provision necessarily involves risks that the actual results will deviate, perhaps substantially, from the best estimates made. Atlas experienced minimal unfavorable prior year development in 2012, reflected as incurred related to prior years in the table above. The unfavorable prior year development relates to various non-core lines and accident years.